Pay vs Performance Disclosure	12 Months Ended
	May 31, 2026 USD ($) $ / shares	May 25, 2025 USD ($) $ / shares	May 26, 2024 USD ($) $ / shares	May 28, 2023 USD ($) $ / shares	May 29, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The PEO and NEOs included in the below compensation columns reflect the following:

Fiscal Year	PEO	NEOs
2026	Sean Connolly	Dave Marberger, Noelle O’Mara, Tom McGough, Alexandre Eboli
2025	Sean Connolly	Dave Marberger, Noelle O’Mara, Tom McGough, Alexandre Eboli
2024	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli

The information provided below reflects updated information included in the Summary Compensation Table for fiscal years 2024 and 2025 as further detailed under “Summary Compensation Table” above.

			Average	Average	Value of Initial Fixed $100
	Summary		Summary	Compensation	Investment Based On:			Company
	Compensation	Compensation	Compensation	Actually Paid	Total Shareholder	TSR (S&P 500	Net	Selected
	Table Total for	Actually Paid	Table Total for	to Non-PEO	Return (TSR),	Packaged	Income	Measure:
Fiscal	PEO(1)	to PEO(2)	Non-PEO NEOs(3)	NEOs(4)	Conagra	Foods Index)	($in	Adj. EPS(5)
Year	($)	($)	($)	($)	($)	($)	millions)	($)
2026	13,680,675	5,380,572	3,693,629	2,025,103	44.88	88.37	(1,916.2)	1.46
2025	13,120,822	(2,269,459)	4,351,113	1,208,320	69.74	95.40	1,152.5	2.02
2024	24,021,627	7,311,177	4,304,712	1,400,454	89.57	104.29	347.7	2.67
2023	18,720,100	31,185,315	4,441,115	6,840,948	98.36	115.70	683.2	2.77
2022	11,947,054	(896,941)	3,114,508	635,033	90.24	104.74	888.2	2.41

(1)

The amounts reported in this column reflect the total compensation reported for Conagra Brands’ principal executive officer (PEO), Mr. Connolly, for each corresponding year in the “Total” column of the Summary Compensation Table (Total compensation). Refer to “Executive Compensation—Summary Compensation Table—Fiscal 2026” above.

(2)

The amounts reported in this column represent the compensation actually paid (or CAP) to Mr. Connolly in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to Mr. Connolly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the first table following footnote 5 below were made to Mr. Connolly’s Total compensation for each year to determine the CAP.

(3)

The amounts reported in this column reflect the average Total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. “Executive Compensation—Summary Compensation Table—Fiscal 2026” above.

(4)

The amounts reported in this column represent the average of CAP for the non-PEO NEOs in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned or paid to such non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the second table below were made to the average Total compensation for the non-PEO NEOs for each year to determine the CAP.

(5)

Adjusted EPS, our Company-Selected Measure, has been selected by the Committee to be the 70% weighted metric for our fiscal 2026 to 2028 Performance Shares as a financial metric that is aligned with the Company’s strategic plan. EPS is our earnings per share, adjusted pursuant to pre-established guidelines approved by the Committee as described in “Other Compensation Policies, Programs, and Practices—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote

The PEO and NEOs included in the below compensation columns reflect the following:

Fiscal Year	PEO	NEOs
2026	Sean Connolly	Dave Marberger, Noelle O’Mara, Tom McGough, Alexandre Eboli
2025	Sean Connolly	Dave Marberger, Noelle O’Mara, Tom McGough, Alexandre Eboli
2024	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli
2023	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Charisse Brock
2022	Sean Connolly	Dave Marberger, Tom McGough, Darren Serrao, Alexandre Eboli

PEO Total Compensation Amount	$ 13,680,675	$ 13,120,822	$ 24,021,627	$ 18,720,100	$ 11,947,054
PEO Actually Paid Compensation Amount	$ 5,380,572	(2,269,459)	7,311,177	31,185,315	(896,941)
Adjustment To PEO Compensation, Footnote

Adjustments for PEO:

	Summary
	Compensation Table	Value of Equity	Equity Award	Compensation
Fiscal	Total(1)	Stock Awards(a)	Adjustments(b)	Actually Paid
Year	($)	($)	($)	($)
2026	13,680,675	(8,958,372)	658,269	5,380,572
2025	13,120,822	(9,274,089)	(6,116,192)	(2,269,459)
2024	24,021,627	(18,854,433)	2,143,983	7,311,177
2023	18,720,100	(14,444,447)	26,909,662	31,185,315
2022	11,947,054	(7,976,396)	(4,867,599)	(896,941)
(a)

The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. The RSU fair value was estimated by discounting the fair value of the RSUs based on the dividend yield. These adjustments are listed in the tables below.

Equity Award Adjustments for PEO:

			+ Fair Value as	+/- Year Over Year	- Fair Value at the	+ Value of Dividends
			of Vesting	Change in Fair	End of Prior	or Other Earnings
	+ Year End	+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	Fair Value of	Year Change	Equity	Awards	Awards that	Option Awards Not
	Equity	in Fair Value	Awards	Granted in	Failed to Meet	Otherwise
	Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Total Equity
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Award
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2026	4,910,495	(3,356,939)	0	(1,434,623)	0	539,336	658,269
2025	3,633,642	(10,871,004)	0	323,371	0	797,799	(6,116,192)
2024	14,078,130	(12,174,855)	0	(608,262)	0	848,970	2,143,983
2023	17,612,830	9,236,755	0	60,077	0	0	26,909,662
2022	7,782,827	(12,567,296)	0	(887,971)	0	804,841	(4,867,599)

Non-PEO NEO Average Total Compensation Amount	$ 3,693,629	4,351,113	4,304,712	4,441,115	3,114,508
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,025,103	1,208,320	1,400,454	6,840,948	635,033
Adjustment to Non-PEO NEO Compensation Footnote

Average Adjustments for Non-PEO NEOs:

	Summary			Change in Actuarial	Aggregate Service
	Compensation Table	Value of Equity	Equity Award	Present Value	Cost for Pension	Compensation
	Total(1)	Stock Awards(a)	Adjustments(b)	of Pension Benefits	Benefits	Actually Paid
Fiscal Year	($)	($)	($)	($)	($)	($)
2026	3,693,629	(1,926,050)	264,917	(7,393)	0	2,025,103
2025	4,351,113	(2,943,547)	(198,449)	(797)	0	1,208,320
2024	4,304,712	(2,545,927)	(355,104)	(3,227)	0	1,400,454
2023	4,441,115	(2,994,018)	5,393,851	0	0	6,840,948
2022	3,114,508	(1,641,750)	(837,725)	0	0	635,033

(a)

The reported value of equity awards represents the grant date fair value of equity awards as reported in the Stock Awards column in the Summary Compensation Table for the applicable year. The Company has not granted option awards since 2016.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction) of the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For awards granted in prior years that vest in the applicable year, the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) is included. The dollar value of any dividends paid on stock awards in the applicable year of the vesting date that are not otherwise reflected in the fair value or included in any other component of total compensation for the applicable year is included. The RSU fair value was estimated by discounting the fair value of the RSUs based on the dividend yield. These adjustments are listed in the tables below.

Average Equity Award Adjustments for Non-PEO NEOs:

				+/- Year Over
			+ Fair Value as	Year Change	- Fair Value at the	+ Value of Dividends
			of Vesting	in Fair	End of Prior	or Other Earnings
		+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	+ Year End	Year Change	Equity	Awards	Awards that	Option Awards
	Fair Value of	in Fair Value	Awards	Granted in	Failed to Meet	Not Otherwise
	Equity Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Total Equity
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Award
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2026	1,055,756	(613,549)	0	(281,960)	0	104,670	264,917
2025	1,332,089	(1,752,025)	0	63,597	0	157,890	(198,449)
2024	1,972,698	(2,378,717)	0	(124,344)	0	175,259	(355,104)
2023	3,650,755	1,731,832	0	11,264	0	0	5,393,851
2022	1,607,110	(2,428,521)	0	(174,172)	0	157,858	(837,725)

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure

COMPENSATION ACTUALLY PAID VS ADJ. EPS[1]

(1)	Adjusted EPS is an adjusted metric used for compensation purposes and calculated as described in “Other Compensation Policies, Programs, and Practices—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VS TSR
Tabular List, Table

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects our pay-for-performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

Financial Performance Measures
Adjusted EPS
Adjusted Net Sales
Adjusted Operating Profit
Adjusted Free Cash Flow
Total Shareholder Return

Total Shareholder Return Amount	$ 44.88	69.74	89.57	98.36	90.24
Peer Group Total Shareholder Return Amount	88.37	95.4	104.29	115.7	104.74
Net Income (Loss)	$ (1,916,200,000)	$ 1,152,500,000	$ 347,700,000	$ 683,200,000	$ 888,200,000
Company Selected Measure Amount | $ / shares	1.46	2.02	2.67	2.77	2.41
PEO Name	Sean Connolly
Equity Awards Adjustments, Footnote

Equity Award Adjustments for PEO:

			+ Fair Value as	+/- Year Over Year	- Fair Value at the	+ Value of Dividends
			of Vesting	Change in Fair	End of Prior	or Other Earnings
	+ Year End	+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	Fair Value of	Year Change	Equity	Awards	Awards that	Option Awards Not
	Equity	in Fair Value	Awards	Granted in	Failed to Meet	Otherwise
	Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Total Equity
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Award
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2026	4,910,495	(3,356,939)	0	(1,434,623)	0	539,336	658,269
2025	3,633,642	(10,871,004)	0	323,371	0	797,799	(6,116,192)
2024	14,078,130	(12,174,855)	0	(608,262)	0	848,970	2,143,983
2023	17,612,830	9,236,755	0	60,077	0	0	26,909,662
2022	7,782,827	(12,567,296)	0	(887,971)	0	804,841	(4,867,599)

Average Equity Award Adjustments for Non-PEO NEOs:

				+/- Year Over
			+ Fair Value as	Year Change	- Fair Value at the	+ Value of Dividends
			of Vesting	in Fair	End of Prior	or Other Earnings
		+/- Year Over	Date of	Value of Equity	Year of Equity	Paid on Stock or
	+ Year End	Year Change	Equity	Awards	Awards that	Option Awards
	Fair Value of	in Fair Value	Awards	Granted in	Failed to Meet	Not Otherwise
	Equity Awards	of Outstanding	Granted and	Prior Years that	Vesting	Reflected in Fair	Total Equity
	Granted in	and Unvested	Vested in	Vested in	Conditions in	Value or Total	Award
Fiscal	the Year	Equity Awards	the Year	the Year	the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2026	1,055,756	(613,549)	0	(281,960)	0	104,670	264,917
2025	1,332,089	(1,752,025)	0	63,597	0	157,890	(198,449)
2024	1,972,698	(2,378,717)	0	(124,344)	0	175,259	(355,104)
2023	3,650,755	1,731,832	0	11,264	0	0	5,393,851
2022	1,607,110	(2,428,521)	0	(174,172)	0	157,858	(837,725)

Percentage difference between reported compensation and compensation actually paid after adjustments	58.00%
Company selected measure, weighted metric percentage	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

COMPENSATION ACTUALLY PAID VS ADJ. OPERATING PROFIT[1]

(1)	Adjusted Operating Profit is an adjusted metric used for compensation purposes and calculated as described in “Other Compensation Policies, Programs, and Practices—Use of Adjustments in Incentive Programs” in the “Compensation Discussion and Analysis” above.

Name	Adjusted Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,958,372)	$ (9,274,089)	$ (18,854,433)	$ (14,444,447)	$ (7,976,396)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	658,269	(6,116,192)	2,143,983	26,909,662	(4,867,599)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,910,495	3,633,642	14,078,130	17,612,830	7,782,827
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,356,939)	(10,871,004)	(12,174,855)	9,236,755	(12,567,296)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,434,623)	323,371	(608,262)	60,077	(887,971)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,336	797,799	848,970	0	804,841
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,393)	(797)	(3,227)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,926,050)	(2,943,547)	(2,545,927)	(2,994,018)	(1,641,750)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,917	(198,449)	(355,104)	5,393,851	(837,725)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,756	1,332,089	1,972,698	3,650,755	1,607,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(613,549)	(1,752,025)	(2,378,717)	1,731,832	(2,428,521)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,960)	63,597	(124,344)	11,264	(174,172)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 104,670	$ 157,890	$ 175,259	$ 0	$ 157,858